Leases - Summary of Rights to Use Assets (Detail) € in Thousands	6 Months Ended
Jun. 30, 2019 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	€ 4,105
Additions for the period	139
Disposals for the period	0
Depreciation charge for the period	(522)
Closing balance	3,722
Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	2,780
Disposals for the period	0
Depreciation charge for the period	(200)
Closing balance	2,581
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	106
Additions for the period	139
Disposals for the period	0
Depreciation charge for the period	(36)
Closing balance	209
Plant and Equipments [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	1,219
Disposals for the period	0
Depreciation charge for the period	(286)
Closing balance	€ 932